Share-Based Compensation - Weighted Average Issue Price for RSUs, DSUs and PSUs Outstanding (Details)	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	757,339	797,689	661,449
Vested (in shares)	40,714
RSUs | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	753,220
Vested (in shares)	40,701
RSUs | Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 6.17
RSUs | Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 18.7
RSUs | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	4,119
Vested (in shares)	13
RSUs | Exercise Price Range Two | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 19.2
RSUs | Exercise Price Range Two | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 46.5
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	372,602	277,206	91,045
Vested (in shares)	372,602
DSUs | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	370,447
Vested (in shares)	370,447
DSUs | Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 4.43
DSUs | Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 83.7
DSUs | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,944
Vested (in shares)	1,944
DSUs | Exercise Price Range Two | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 100.9
DSUs | Exercise Price Range Two | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 217.2
DSUs | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	211
Vested (in shares)	211
DSUs | Exercise Price Range Three | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 901.2
DSUs | Exercise Price Range Three | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 949.2
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,164,474	700,880	230,824
PSUs | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,164,474
Vested (in shares)	0
PSUs | Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 7.59
PSUs | Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average issue price (in CAD per share) | $ / shares	$ 33.20